Loans Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Loans Payable

The Company’s loans payable are summarized below:

	September 30, 2020			December 31, 2019
	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount

PPP Loan	$242,487	$-	$242,487	$-	$-	$-
EIDL	94,000	-	94,000	-	-	-
2020 Demand Loan	16,278	-	16,278	-	-	-
2018 Demand Loan	-	-	-	6,678	-	6,678
2018 Loan	310,149	-	310,149	352,395	-	352,395
2017 Loan	16,682	-	16,682	67,491	-	67,491
Land Loan	160,826	-	160,826	468,500	(16,762)	451,738
Total Loans Payable	840,422	-	840,422	895,064	(16,762)	878,302
Less: current portion	503,935	-	503,935	795,064	(13,345)	781,719
Loans Payable, non-current	$336,487	$-	$336,487	$100,000	$(3,417)	$96,583

The Company’s loans payable are summarized below:

	December 31, 2019			December 31, 2018
	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount

Demand Loan	$6,678	$-	$6,678	$10,647	$-	$10,647
2018 Loan	352,395	-	352,395	464,739	-	464,739
2017 Loan	67,491	-	67,491	168,609	-	168,609
Land Loan	468,500	(16,762)	451,738	500,000	(38,098)	461,902
Total Loans Payable	895,064	(16,762)	878,302	1,143,995	(38,098)	1,105,897
Less: current portion	795,064	(13,345)	781,719	893,995	(22,889)	871,106
Loans Payable, non-current	$100,000	$(3,417)	$96,583	$250,000	$(15,209)	$234,791

Schedule of Future Minimum Principal Payments of Loans Payable	Future minimum principal payments under the loans payable are as follows:
Total
Years ending December 31,	Payment
2020	$795,064
2021	100,000
$895,064